CONVERTIBLE SUBORDINATED NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SUBORDINATED NOTES [Abstract]
CONVERTIBLE SUBORDINATED NOTES
NOTE 10:-	CONVERTIBLE SUBORDINATED NOTES

In 2003, the Company issued 4.00% Convertible Subordinated Notes due on October 2012 (the 4.00% Notes"). The remaining balance of the 4.00% Notes resulted from debt restructurings that occurred in 2003. The debt restructurings were accounted for as troubled debt restructuring on the basis of combination of types of restructuring and on the basis of modification of terms pursuant to ASC 470, "Debt" ("ASC 470") and ASC 310, "Receivables" ("ASC 310") and ASC 470-50-45-1. Accordingly, the Company recognized a gain in 2003. As part of the accounting for the troubled debt restructurings, the Company accrued to the balance of the 4.00% Notes the remaining future interest payable until maturity, presented as a separate line item in the balance sheet. Therefore, at each reporting date the liabilities include both principal and all future remaining interest payments. Consequently, though the Company paid periodical interest payments, the Company's statement of operations did not reflect the costs of such interest payments.

The Company paid interest on the 4.00% Notes semi-annually in arrears on April 1 and October 1 of each year, beginning on April 1, 2005. The notes were convertible at the option of the holder into the Company's Ordinary shares at a conversion price of $ 17.40 per Ordinary share at any time before close of business on October 1, 2012. Since January 1, 2005, the Company could, at its option, require the conversion right to be exercised under certain circumstances. During the years ended December 2012 and 2011, $52 and $ 9, respectively, of the 4.00% Notes were converted. In addition, during 2009 the Company redeemed $ 248 of the 4.00% Notes. As of December 31, 2011, the outstanding amount of the notes was $ 14,374 and was classified as "Current maturities of long-term loans and convertible subordinated notes".

The Company repaid the total remaining principal amount at maturity in October 2012.